Financial guarantee liabilities and financial guarantee assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Financial guarantee liabilities and financial guarantee assets
Balance at beginning of the year	¥ 6,914		¥ 13,736	¥ 20,260
Fair value of financial guarantee liabilities upon the inception of new loans			2,840	20,511
Release of financial guarantee liabilities	(6,871)		(9,662)	(27,035)
Balance at the end of the year	¥ 43	$ 6	¥ 6,914	¥ 13,736